Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 1, 2013

Via EDGAR

Ms. Anu Dubey

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Ms. Dubey:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 113 (“PEA 113”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 113 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 110 (“PEA 110”) filed on February 15, 2013 on Form N-1A. PEA 113 (i) reflects changes to PEA 110 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on April 1, 2013, (ii) includes certain other information not previously included in PEA 110, and (iii) includes certain other required exhibits.

PEA 113 includes two separate prospectuses and a combined statement of additional information for the Grandeur Peak Emerging Markets Opportunities Fund and the Grandeur Peak Global Reach Fund (each a “Fund,” and collectively, the “Funds”), two series of the Registrant. There are no disclosures within PEA 113 that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on April 1, 2013 to PEA 110, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Ms. Anu Dubey

May 1, 2013

STAFF COMMENTS: PROSPECTUSES (PEA 110)

1.	Staff Comment: The Staff requests the Registrant complete the “Fees and Expenses of the Fund” tables with respect to each Fund.

Registrant’s Response: The Registrant confirms that it has completed the “Fees and Expenses of the Fund” table in each Prospectus.

2.

Staff Comment: The Staff requests that the footnote which indicates that “Other Expenses and Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year also relate to the “Acquired Fund Fees and Expenses” caption in the “Fees and Expenses of the Fund” table for each Fund.

Registrant’s Response: The Registrant has revised the “Acquired Fund Fees and Expenses” caption in the “Fees and Expenses of the Fund” table for each Fund to indicate that the footnote relates to both “Other Expenses” and “Acquired Fund Fees and Expenses.”

3.

Staff Comment: Please confirm that the fee waiver and expense reimbursement agreement with respect to the Funds will be filed as an exhibit to the Funds’ registration statement filed pursuant to Rule 485(b) of the 1933 Act. The Staff also requests the Registrant disclose the amount of the waiver and/or reimbursement the Adviser will be permitted to recoup with respect to each Fund.

Registrant’s Response: The Registrant has complied with the Staff’s request and confirms that the fee waiver and expense reimbursement agreement with respect to the Funds is included as an exhibit to PEA 113 filed herewith. In addition, the Registrant has revised the disclosure to indicate that the Adviser will be permitted to potentially recover the amount of the waiver and/or reimbursement to the extent that “Total Annual Fund Operating Expenses” for a particular year fall below the “Fee Waiver and/or Expense Reimbursement” limit within the following three years.

4.	Staff Comment: The Staff requests the Registrant conform the disclosure with respect to “Portfolio Turnover” for each Fund to match Item 3 of Form N-1A.

Registrant’s Response: The Registrant has revised the disclosure in each Prospectus with respect to “Portfolio Turnover” in response to the comment.

5.

Staff Comment: With respect to the sections titled “Principal Investment Strategies of the Fund” for each Fund, the Registrant indicates that each Fund will “Under normal market conditions, … invest… the Fund’s assets in equity securities (including common stock, preferred stock and securities convertible into common stock)....” Assuming “securities convertible into common stock” are fixed income securities, please disclose the Adviser’s rating criteria with respect to such securities, and, if a Fund will invest in below investment-grade securities, please include appropriate risk disclosure.

Ms. Anu Dubey

May 1, 2013

Registrant’s Response: Registrant confirms that it does not intend for this reference to refer to fixed-income securities nor below investment-grade securities.

6.

Staff Comment: With respect to the sections titled “Principal Investment Strategies of the Fund” for each Fund, please explain why the Registrant believes companies that are organized or located in a specific country are economically tied to the respective country.

Registrant’s Response: The Registrant believes that investments in a company organized or located in a specific country are economically tied to the respective country because such investments expose each Fund’s assets to the country’s economic fortunes and risks, including its laws, jurisdiction and taxes.

7.	Staff Comment: Please add disclosure regarding “Frontier Market Risk.”

Registrant’s Response: The Registrant has revised the title of “Emerging Markets Risk” to read “Emerging & Frontier Market Risk,” and adjusted the subsequent disclosure therein to read “emerging and frontier” instead of “emerging.”

8.

Staff Comment: With respect to the sections titled “Principal Investment Strategies of the Fund” for each Fund, please provide more detail as to the Adviser’s process of quantitative screening followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers.

Registrant’s Response: The Registrant has revised the disclosure to include additional detail in response to the comment.

9.

Staff Comment: With respect to the Grandeur Peak Global Reach Fund, the principal investment strategy suggests that the Fund may invest a significant percentage of its assets in a few sectors or regions. Please confirm in your response whether the Fund has a concentration policy, and if so, revise the disclosure accordingly.

Registrant’s Response: The Fund does not have a specific policy to concentrate in a particular sector or region.

10.	Staff Comment: With respect to the Grandeur Peak Emerging Markets Opportunities Fund, please clarify that the Fund will concentrate in emerging markets.

Registrant’s Response: The principal investment strategy in the Prospectus for the Grandeur Peak Emerging Markets Opportunities Fund currently indicates that, under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are domiciled in emerging or frontier markets. As a result, the Registrant believes the current disclosure regarding the potential level of the Fund’s investment in emerging or frontier markets is appropriate.

Ms. Anu Dubey

May 1, 2013

11.

Staff Comment: With respect to the section titled “Principal Investment Strategies of the Fund,” please either clarify or delete the sentence “The Advisor does not use allocation models to restrict the Fund’s investments to certain regions, countries or industries” because the Staff does not consider a strategy not to do something a principal investment strategy.

Registrant’s Response: The Registrant has revised the disclosure in response to the comment.

12.

Staff Comment: With respect to the caption titled “Portfolio Managers” in each Fund’s Summary Section, please either list the members of the Grandeur Peak Senior Research Team as Portfolio Managers and comply with corresponding SAI disclosure, or delete the last sentence.

Registrant’s Response: The Registrant has deleted the last sentence from “Portfolio Managers” in each Fund’s Summary Section in response to the comment.

13.	Staff Comment: Please consider summarizing further the principal investment strategies within the Summary Section of each prospectus.

Registrant’s Response: The Registrant believes that the current disclosure regarding principal investment strategies in each Fund’s Summary Section is appropriate.

14.	Staff Comment: The Staff notes there are several cross-references to the Statement of Additional Information throughout both Prospectuses, please consider removing them.

Registrant’s Response: The Registrant believes that the current references to the Statement of Additional Information in each Prospectus are appropriate.

15.	Staff Comment: In the sections entitled “More on the Fund’s Investments and Related Risks,” please differentiate between principal and non-principal investment strategies.

Registrant’s Response: In response to the comment, the Registrant has clarified the disclosure by changing the name of the caption entitled “Other Strategies” to “Non-Principal Strategies.”

16.

Staff Comment: In the section entitled “More on the Fund’s Investments and Related Risks,” with respect to the Grandeur Peak Global Reach Fund, please add “Emerging Markets Risk” to the principal risks.

Registrant’s Response: The Registrant has added “Emerging Markets and Frontier Risk” in the section entitled “More on the Fund’s Investments and Related Risks” in response to the comment.

Ms. Anu Dubey

May 1, 2013

17.

Staff Comment: In the section entitled “More on the Fund’s Investments and Related Risks,” please move the disclosure with respect to “Temporary Defensive Investments” to the principal investment strategies.

Registrant’s Response: As the disclosure regarding “Temporary Defensive Investments” referenced in the comment addresses circumstances in which the Fund may temporarily depart from its principal investment strategies in response to certain market conditions, which may never arise, the Registrant believes that it is properly included under “Non-Principal Strategies.”

18.

Staff Comment: Please delete the reference to the SAI in the first sentence of the caption entitled “Investment Limitations,” and consider moving the disclosure to the beginning of the section entitled “More on the Fund’s Investments and Related Risks.”

Registrant’s Response: The Registrant has revised the reference under the caption entitled “Investment Limitations” to specifically include the limitation applicable to each Fund’s investment in illiquid securities.

19.	Staff Comment: Please reconcile the disclosure with respect to “Temporary Defensive Investments” and “Cash Position” and revise as necessary to remove duplicative disclosure.

Registrant’s Response: The Registrant has revised the disclosure referenced in the comment in response to the Staff’s request.

20.	Staff Comment: If the Funds charge a wire fee, it should be disclosed as an account fee in the “Fees and Expenses Table.”

Registrant’s Response: This fee is not currently charged by either Fund. As a result, the disclosure has been deleted in response to the comment.

21.

Staff Comment: With respect to the section entitled “Payments to Financial Intermediaries,” please clarify if payments made by the Adviser for marketing, promotional or related expenses to dealers are made out of the Adviser’s own resources.

Registrant’s Response: The Registrant confirms that any payments made by the Adviser for marketing, promotional or related expenses to dealers in connection with either Fund are made out of the Adviser’s own resources, and has revised the disclosure accordingly.

22.	Staff Comment: Please add disclosure with respect to taxation on the exchange of fund shares.

Registrant’s Response: The Registrant notes the following disclosure with respect to taxation on the exchange of fund shares is included in the section entitled “Exchanging Shares – Additional Information About Exchanges:”

Ms. Anu Dubey

May 1, 2013

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund. This may produce a taxable gain or loss in your non-tax-deferred account.

STAFF COMMENTS: STATEMENT OF ADDITIONAL INFORMATION (PEA 110)

23.

Staff Comment: In the SAI, with respect to asset coverage for futures, options and forward currency contracts, please add disclosure as to the Funds’ process for setting aside appropriate liquid assets in a segregated custodial account in the amount prescribed (i.e., the Fund segregates the full notional amount less the margin posted).

Registrant’s Response: The Registrant has revised the disclosure in accordance with the Staff’s request. The Registrant notes that, as observed by industry commentators and noted in Use of Derivatives by Investment Companies under the Investment Company Act of 1940 (Investment Company Act Release No. 29776), the full notional amount of certain instruments may, as a practical matter, exceed the maximum loss or total risk of the instrument. Conversely, segregating only an amount equal to the marked-to-market liabilities may fail to account for potential future losses on certain instruments. Consequently, the Registrant has revised its disclosure in the SAI to note that although the Fund will segregate or earmark liquid assets to cover its net obligations under a futures contract or options position, the amount will be limited to the current value of the Fund’s obligations to the counterparty, as opposed to the full notional amount of the position and this will not prevent the Fund from incurring losses greater than the value of those obligations.

24.	Staff Comment: Please confirm if the Funds pay dividends and interest on short sales, such amount will be included in “Other Expenses” in the fees and expenses table of each of the Funds prospectuses.

Registrant’s Response: The Registrant confirms that, to the extent there are any dividends or interest generated on short sales, these amounts will be included in “Other Expenses” in the fees and expenses table of each of the Funds.

25.

Staff Comment: If the Funds sell credit default swaps, please indicate if the Funds set aside assets to cover such swap arrangements, and confirm the Funds calculate the amount to set aside based on the notional amount less any margin.

Registrant’s Response: In accordance with the response to Comment No. 23 above, the Registrant has revised the disclosure to indicate that the Fund will segregate or earmark liquid assets to cover its net obligations under swap agreements, while noting that such amount will be limited to the current value of the Fund’s obligations to the counterparty, as opposed to the full notional amount of the swap, and this will not prevent the Fund from incurring losses greater than the value of those obligations .

Ms. Anu Dubey

May 1, 2013

26.

Staff Comment: Please reconcile the disclosure with respect to “Brokerage and Research Services” and “Brokerage Allocation and Other Practices” and revise as necessary to remove duplicative disclosure.

Registrant’s Response: The Registrant has revised the disclosure in accordance with the Staff’s request.

27.

Staff Comment: Please include disclosure with respect to the Adviser’s policies and procedures for avoiding conflicts of interest with respect to research and brokerage allocation practices between the Funds and other clients or accounts managed by the Adviser.

Registrant’s Response: The Registrant has revised the disclosure in accordance with the Staff’s request.

28.

Staff Comment: Please confirm the disclosure with respect to the Funds’ 12b-1 Plans meet the requirements of Item 19(g) of Form N-1A, specifically with respect to the relationship between amounts paid to the distributor and the expenses that it incurs (e.g., whether the plan reimburses the distributor only for expenses incurred or compensates the distributor regardless of its expenses).

Registrant’s Response: The Registrant has revised the disclosure in accordance with the Staff’s request.

29.	Staff Comment: Please add the term of office for each trustee and officer listed in the Trustees and Officers table.

Registrant’s Response: The Registrant has revised the disclosure in accordance with the Staff’s request.

30.

Staff Comment: Per Item 17(c) of Form N-1A, include the compensation of each of the three highest paid officers or any affiliated person of the Fund who received aggregate compensation from the Fund for the most recently completed fiscal year exceeding $60,000.

Registrant’s Response: The Registrant notes that no officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer of the Funds.

31.	Staff Comment: Please disclose the amount of the waiver and/or reimbursement the Adviser will be permitted to recoup with respect to each Fund.

Registrant’s Response: The Registrant has revised the applicable disclosure in response to the comment.

Ms. Anu Dubey

May 1, 2013

32.	Staff Comment: Please complete the “Other Accounts Managed by Portfolio Managers” table.

Registrant’s Response: The Registrant has completed the disclosure under “Other Accounts Managed by Portfolio Managers” in the SAI.

* * *

The Registrant hereby acknowledges that:

—	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

—

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

—	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or further comments, please contact me at (720) 917-0864.

Very truly yours,

/s/ David T. Buhler
David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq.,

Davis Graham & Stubbs LLP